Document And Entity Information	May 08, 2025
Document Information [Line Items]
Entity, Registrant Name	INGLES MARKETS, INCORPORATED
Document, Type	8-K
Document, Period End Date	May 08, 2025
Entity, Incorporation, State or Country Code	NC
Entity, File Number	0-14706
Entity, Tax Identification Number	56-0846267
Entity, Address, Address Line One	P.O. Box 6676
Entity, Address, City or Town	Asheville
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28816
City Area Code	828
Local Phone Number	669-2941
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.05 par value per share
Trading Symbol	IMKTA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000050493